RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2021
RESTRICTED ASSETS
RESTRICTED ASSETS

22.    RESTRICTED ASSETS

As of December 31, 2021 and 2020, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2021	12/31/2020
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	6,515,565	5,601,077
Guarantee deposits for currency forward transactions	1,306,195	907,533
Guarantee deposits for credit cards transactions	666,775	636,888
Other guarantee deposits	38,927	240,323
	8,527,462	7,385,821